Note 9 - Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

4.     DERIVATIVE LIABILITY

In April 2008, the FASB issued a pronouncement which provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008. The adoption of these requirements can affect the accounting for warrants and many convertible instruments with provisions that protect holders from a decline in the stock price (or “down-round” provisions). For example, warrants with such provisions will no longer be recorded in equity. Down-round provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price.

We determined that the 6% Notes and related warrants issued to the Investors in February 2014 and the additional 40,000 warrants issued to the August 2013 Investors concurrent with the issuance of the 6% Notes and related warrants contained provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price under the respective convertible debt and warrant agreements. As a result, these instruments were recorded as derivative liability and valued using a probability based weighted-average Black-Scholes-Merton valuation with the following assumptions:

	June 30, 2014	February 12, 2014 (Issuance)
	(Unaudited)	(Unaudited)
Conversion Feature :
Risk-free interest rate	0.88%	0.74%
Expected volatility	198%	211%
Expected life (in years)	2.63	3.00
Expected dividend yield	0.00%	0.00%

Warrants :
Risk-free interest rate	2.53%	2.80%
Expected volatility	198%	211%
Expected weighted average life (in years)	9.58	10
Expected dividend yield	0.00%	0.00%

Fair Value :
Conversion feature	$1,508,202	$2,951,785
Warrants	840,282	1,635,781
	$2,348,484	$4,587,566

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock based upon the expected term of the instrument, and the expected life of the instrument is determined by the expiration date of the instrument.  The expected dividend yield was based on the fact that the Company has not paid dividends to common stockholders in the past and does not expect to pay dividends to common stockholders in the future.

The Company measured the aggregate fair value of the conversion feature and the warrants issued on the date of issuance of February 12, 2014 as $4,587,566. At June 30, 2014, the aggregate fair value of the derivative liabilities amounted to $2,348,483. As a result, the Company recorded the change in fair value of the derivative liabilities of $2,239,083 in the accompanying statement of operations for the six months ending June 30, 2014.

9.     DERIVATIVE LIABILITY

In April 2008, the FASB issued a pronouncement which provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008. The adoption of these requirements can affect the accounting for warrants and many convertible instruments with provisions that protect holders from a decline in the stock price (or “down-round” provisions). For example, warrants with such provisions are no longer to be recorded in equity. Down-round provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price.

We evaluated whether convertible debt and warrants to acquire our common stock contain such provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price under the respective convertible debt and warrant agreements. We determined that the Senior Notes and warrants issued to W-Net, Europa and MKM in May 2010 as described in Note 3 contained such provisions and were recorded as derivative liabilities upon their issuance. FASB’s guidance requires the fair value of these liabilities be re-measured every reporting period with the change in value reported in the statements of operations.

On June 15, 2012, pursuant to the amendments of the Senior Notes and associated warrants as discussed in Note 3, we determined the conversion features of the notes and the exercise prices of the warrants were no longer required to be accounted for as a derivative liability due to the elimination of the price-based anti-dilution provisions contained in the Senior Amended Notes and warrants. As a result, the Company recognized the fair value of the derivative liability at the date of extinguishment of $3,472,549 as part of its contributed capital.

The derivative liabilities and restatement were valued using a probability weighted-average Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binominal valuation techniques with the following assumptions:

June 15, 2012 (Note & Warrant Amendment and Restatement Date)
Conversion feature :
Risk-free interest rate	0.29%
Expected volatility	111%
Expected life (in years)	1.87
Expected dividend yield	0.00%

Warrants :
Risk-free interest rate	0.29%
Expected volatility	111%
Expected weighted average life (in years)	1.87
Expected dividend yield	0.00%

Fair Value :
Conversion feature	$2,295,881
Warrants	1,176,668
$3,472,549

The risk-free interest rate was based on rates established by the Federal Reserve Bank, expected volatility was based on a volatility index of peer companies as we did not have sufficient market information in 2012 to estimate the volatility of our own stock, and the expected life of the instruments was determined by the expiration date of the instruments. The expected dividend yield was based on the fact that we have not paid dividends to common stockholders in the past and do not expect to pay dividends to common stockholders in the foreseeable future.

During the year ended December 31, 2012, the Company recognized a gain of $97,975, to account for the corresponding extinguishment of derivative liability upon partial conversion of the principal balance of a convertible note into shares of common stock and recognized a gain of $2,640,497 to account for the change in the fair value of derivative liabilities. As of December 31, 2012, all such derivative liabilities had been extinguished.